STATEMENT OF BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized		42,000,000
Common stock, shares, issued		3,161,653	2,380,270
Common stock, shares, outstanding		3,161,653	2,380,270
Series A Convertible Preferred Stock
Convertible preferred stock, shares authorized	0	13,574,008
Convertible preferred stock, shares issued	0	11,736,119	11,736,119
Convertible preferred stock, shares outstanding	0	11,736,119	11,736,119
Convertible preferred stock, liquidation value		$ 36,878
Series B Convertible Preferred Stock
Convertible preferred stock, shares authorized	0	18,500,000
Convertible preferred stock, shares issued	0	7,628,846	0
Convertible preferred stock, shares outstanding	0	7,628,846	0
Convertible preferred stock, liquidation value		$ 30,000
Series C Convertible Preferred Stock
Convertible preferred stock, shares authorized	0	0
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Voting Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	487,149,741	42,000,000
Common stock, shares, issued	32,593,010	3,161,653
Common stock, shares, outstanding	32,593,010	3,161,653
Non-voting Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,850,259	0
Common stock, shares, issued	11,110,371	0
Common stock, shares, outstanding	11,110,371	0